SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration of credit risk [Line Items]
Provision for Doubtful Accounts			$ 293,814
Reversal for doubtful accounts receivable		$ 43,826
Impairment loss	$ 835,344	0	0
Impairment loss	0	0
Retained Earnings (Accumulated Deficit)	$ (640,019,614)	$ (638,368,341)	(637,143,041)
Description Of Emerging Growth Company	As a company with less than US$1 billion in gross revenue for the last fiscal year, we qualify as an "emerging growth company" ("EGC") pursuant to the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act").
Operating Leases, Future Minimum Payments Due	$ 10,958
Provision for doubtful accounts receivable	0
Food Supply Chain Entities
Concentration of credit risk [Line Items]
Impairment loss			$ 105,818,351
Cumulative Effect, Period of Adoption, Adjustment [Member]
Concentration of credit risk [Line Items]
Retained Earnings (Accumulated Deficit)	$ 0